Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Collateral and contractual commitments [Abstract]
Collateral given for own liabilities	$ 426	$ 490
Collateral and financial guarantees received for own receivables and loans to customers	326	228
Contractual commitments to purchase property, plant and equipment	550	817
Contractual commitments to acquire loans to customers	16	11
Other commitments	$ 1,834	$ 1,768